Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of good will [Abstract]
Summary of Key Assumptions Used For the Annual Impairment Test of Goodwill	Key assumptions used for the annual impairment test of goodwill were as follows:

	As of December 31,
	2023	2024
Pre-tax discount rate	19.5%	18.6%
Estimated growth rate	2.2%	2.0%